UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		April 26, 2006

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		$473,400
List of Other Managers:

No.  13F File Number	Name

      None


                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
Akamai Technologies   COM      00976T101       $13,461      409281 SH          SOLE      None         297199         0     112082
Allergan Inc          COM      018490102        $6,772       62413 SH          SOLE      None          42447         0      19966
Alliance Data Syste   COM      018581108        $6,982      149264 SH          SOLE      None         108262         0      41002
Ametek Inc            COM      031100100        $7,233      160873 SH          SOLE      None         116379         0      44494
Amphenol Corporatio   COM      032095101        $7,986      153054 SH          SOLE      None         103236         0      49818
Analog Devices        COM      032654105       $13,430      350756 SH          SOLE      None         244620         0     106136
Avocent Corporation   COM      053893103        $8,755      275830 SH          SOLE      None         194133         0      81697
BJ Services Company   COM      055482103        $9,061      261864 SH          SOLE      None         193443         0      68421
CDW Corporation       COM      12512N105       $12,292      208873 SH          SOLE      None         146788         0      62085
Capital One Financi   COM      14040H105          $235        2915 SH          SOLE      None           2870         0         45
Claire's Stores Inc   COM      179584104       $17,574      484001 SH          SOLE      None          360036        0     123965
Coach, Inc.           COM      189754104       $13,318      385131 SH          SOLE      None          279862        0     105269
Colgate-Palmolive     COM      194162103          $234        4095 SH          SOLE      None            4030        0         65
Covance Inc           COM      222816100       $15,349      261272 SH          SOLE      None          188638        0      72634
CVS Corporation       COM      126650100          $209        7000 SH          SOLE      None            6890        0        110
Cytec Industries In   COM      232820100        $7,644      127379 SH          SOLE      None          101236        0      26143
Cytyc Corporation     COM      232946103       $14,026      497745 SH          SOLE      None          354275        0     143470
DuPont E I De Nemou   COM      263534109          $201        4760 SH          SOLE      None            4680        0         80
East West Bancorp     COM      27579R104       $12,702      329498 SH          SOLE      None          230906        0      98592
Endo Pharmaceutical   COM      29264F205       $17,095      521051 SH          SOLE      None          380709        0     140342
Flextronics Interna   COM      Y2573F102       $10,047      970783 SH          SOLE      None          661809        0     308974
Fortune Brands Inco   COM      349631101          $203        2520 SH          SOLE      None            2480        0         40
Fossil Incorporated   COM      349882100        $5,492      295588 SH          SOLE      None          237099        0      58489
Gen-Probe Incorpora   COM      36866T103       $15,642      283772 SH          SOLE      None          205861        0      77911
Harman Internationa   COM      413086109       $13,825      124407 SH          SOLE      None           88413        0      35994
HCC Insurance Holdi   COM      404132102       $17,631      506646 SH          SOLE      None          372033        0     134613
Headwaters Inc        COM      42210P102       $13,935      350205 SH          SOLE      None          266133        0      84072
ITT Industries Inc    COM      450911102       $13,726      244150 SH          SOLE      None          177976        0      66174
Ingersoll-Rand Comp   COM      G4776G101          $252        6030 SH          SOLE      None            5940        0         90
Intuitive Surgical    COM      46120E602       $11,825      100212 SH          SOLE      None           70591        0      29621
Jabil Circuit Inc     COM      466313103       $17,158      400315 SH          SOLE      None          285169        0     115146
J C Penney Incorpor   COM      708160106          $212        3515 SH          SOLE      None            3455        0         60
KLA Tencor Corporat   COM      482480100       $13,648      282222 SH          SOLE      None          200640        0      81582
MEMC Electronic Mat   COM      552715104       $15,164      410741 SH          SOLE      None          308906        0     101835
Network Appliances    COM      64120L104          $215        5970 SH          SOLE      None            5880        0         90
Noble Corporation     COM      G65422100       $10,934      134830 SH          SOLE      None          103286        0      31544
O'Reilly Automotive   COM      686091109       $13,617      372475 SH          SOLE      None          280008        0      92467
Paid Incorporated     COM      69561N204            $2       10000 SH          SOLE      None           10000        0          0
Parker-Hannifan Cor   COM      701094104        $7,575       93966 SH          SOLE      None           68351        0      25615
Pharmaceutical Prod   COM      717124101       $10,836      313070 SH          SOLE      None          217699        0      95371
Pride International   COM      74153Q102       $11,369      364650 SH          SOLE      None          273600        0      91050
Respironics Inc       COM      761230101        $9,503      244246 SH          SOLE      None          169273        0      74973
Rockwell Automation   COM      773903109          $229        3190 SH          SOLE      None            3140        0         50
Ross Stores Inc       COM      778296103        $7,574      259486 SH          SOLE      None          174887        0      84599
Supergen Inc          COM      868059106          $946      166600 SH          SOLE      None          166600        0          0
Superior Energy Ser   COM      868157108       $14,388      537074 SH          SOLE      None          400557        0     136517
SVB Financial Group   COM      78486Q101        $7,011      132154 SH          SOLE      None           95798        0      36356
Tech Data Corporati   COM      878237106        $9,916      268652 SH          SOLE      None          184667        0      83985
Textron Inc           COM      883203101          $228        2440 SH          SOLE      None            2400        0         40
Tiffany & Company     COM      886547108        $8,989      239451 SH          SOLE      None          165715        0      73736
TJX Companies Incor   COM      872540109          $227        9140 SH          SOLE      None            9000        0        140
Transocean Incorpor   COM      G90078109          $214        2660 SH          SOLE      None            2620        0         40
Varian Medical Syst   COM      92220P105       $11,941      212626 SH          SOLE      None          156665        0      55961
Weatherford Interna   COM      G95089101       $14,367      314045 SH          SOLE      None          238312        0      75733
TOTAL PORTFOLIO                               $473,400    12324886 SHS                                8975602        0    3349284
